Document and Entity Information	Feb. 28, 2020
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Ingersoll Rand Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38095
Entity Tax Identification Number	46-2393770
Entity Address, Address Line One	800-A Beaty Street
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	414
Local Phone Number	212-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001699150
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	IR
Security Exchange Name	NYSE
Entity Information, Former Legal or Registered Name	Gardner Denver Holdings, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	222 East Erie Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Country	US
Entity Address, Postal Zip Code	53202